Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Debt and Capital Lease Obligations [Abstract]
Future minimum rentals on capital lease obligations
As of December 31, 2015, our future minimum rentals on capital lease obligations were as follows (in thousands):

2016	$963
Less interest expense	(50)
Unamortized fair value adjustment	246
Capital lease obligations	$1,159